Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 29,343	$ 135,585
Restricted cash (including restricted cash of consolidated VIEs of $48.1 million and $49.1 million, respectively)	49,026	73,234
Finance receivables at fair value (including finance receivables of consolidated VIEs of $467.3 million and $341.4 million, respectively)	503,848	348,670
Finance receivables held for sale, net (including finance receivables of consolidated VIEs of $310.0 million and $457.2 million, respectively)	318,192	503,546
Interest receivable (including interest receivables of consolidated VIEs of $13.3 million and $13.7 million, respectively)	14,067	14,484
Property and equipment, net	4,064	4,982
Intangible assets, net	104,869	131,892
Operating lease right-of-use assets	6,872	7,063
Other assets (including other assets of consolidated VIEs of $10.8 million and $13.3 million, respectively)	35,472	59,429
Assets from discontinued operations	943	196,537
Total assets	1,066,696	1,475,422
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Warehouse credit facilities of consolidated VIEs	359,912	421,268
Long-term debt (including securitization debt of consolidated VIEs of $210.7 million at amortized cost and $142.6 million at fair value as of December 31, 2024 and $314.1 million at fair value as of December 31, 2023)	381,366	626,583
Operating lease liabilities	11,065	10,459
Other liabilities (including other liabilities of consolidated VIEs of $13.8 million and $14.3 million, respectively)	49,699	61,321
Liabilities subject to compromise (Note 6)	291,577
Liabilities from discontinued operations	4,022	228,120
Total liabilities	1,097,641	1,347,751
Commitments and contingencies (Note 13)
Stockholders’ (deficit) equity:
Common stock, $0.001 par value; 500,000,000 shares authorized as of December 31, 2024 and December 31, 2023; 1,822,532 and 1,791,286 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	2	2
Additional paid-in-capital	2,094,889	2,088,381
Accumulated deficit	(2,125,836)	(1,960,712)
Total stockholders’ (deficit) equity	(30,945)	127,671
Total liabilities and stockholders’ (deficit) equity	$ 1,066,696	$ 1,475,422